Stockholders' Equity (Deficit) (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity (Deficit)
Note 9. Stockholders’ Equity (Deficit)
Common Stock and Preferred Stock
Effective August 22, 2023, the Company’s stockholders approved a 1-for-50 reverse stock split of the Company’s Class A common stock. As a result of the reverse stock split, every 50 shares of Class A common stock issued and outstanding on August 22, 2023, were automatically combined into one share of Class A common stock. Any fractional shares resulting from the reverse stock split were rounded up to the next nearest whole share of Class A common stock.
To effectuate the reverse stock split, the Company filed a certificate of amendment to the Second Amended and Restated Certificate of Incorporation. As a result of the reverse stock split, there was no change to par value and the total number of authorized shares of Class A common stock.
Pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, as amended, the Company is authorized and has available a total of 274,312,500 shares of stock, consisting of (i) 250,000,000 shares of Class A common stock, par value $0.00001 per share, (ii) 4,312,500 shares of Class B common stock, par value $0.00001 per share, and (iii) 20,000,000 shares of preferred stock, par value $0.00001 per share.
September 2024 Securities Purchase Agreement
On September 15, 2024, the Company entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued and sold to an investor in a private placement transaction (the “September Offering”), (i) pre-funded warrants (the “September Pre-Funded Warrants”) to purchase 5,000,000 shares of the Company’s Class A common stock at a purchase price of $0.55 per share, (ii) Class A warrants to purchase 10,000,000 shares of Class A common stock (the “Class A Warrants”), and (iii) Class B warrants to purchase 5,000,000 shares of Class A common stock (the “Class B Warrants” and, collectively with the Class A Warrants, the “September Warrants”).
The September Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable any time after issuance, and will not expire until exercised. The September Warrants have an exercise price per share of Class A common stock equal to $0.575 per share. The Class A Warrants will expire on March 17, 2030, and the Class B Warrants will expire on March 17, 2026. The exercise price and the number of shares of Class A common stock issuable upon exercise of the September Warrants is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Class A common stock. The investor may not exercise the September Warrants until 6 months after the original issuance date of the September Warrants. The September Offering closed on September 17, 2024.
The Company received aggregate gross proceeds from the September Offering of approximately $2.8 million, before deducting estimated placement agent commissions and expenses of $0.3 million. Net proceeds of $2.4 million from the September Offering was recorded to additional paid-in-capital. Both the September Pre-Funded Warrants and the September Warrants meet the requirements for equity classification.
In connection with the September Offering, the Company entered into a Placement Agency Agreement on September 15, 2024, with the agency which assisted with the transaction. The Company paid a cash placement agent commission equal to 7.0% of gross proceeds from the September Offering and issued warrants (the “Placement Agent Warrants”) to purchase 500,000 shares of Class A common stock at an exercise price of $0.6325, exercisable commencing on or after March 14, 2025. One half of the Placement Agent Warrants have a term of 18 months from the date of issuance and the other half have a term of five years from the date of issuance. The $0.1 million fair value of the Placement Agent Warrants was accounted for as an additional equity issuance cost for the September Offering, which was recorded to additional paid-in-capital.
The Company estimated the fair value of the September Pre-Funded Warrants based on the fair value of the Company’s Class A common stock from the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the September Warrants and the Placement Agent using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Class A Warrants	Class B Warrants	Placement Agent Warrants
Warrant term (years)	5.50	1.50	1.49
Volatility	97.50%	97.50%	97.50%
Risk-free rate	3.46%	3.79%	3.79%
Dividend yield	—%	—%	—%

During the three months ended September 30, 2024, the Company issued 5,000,000 shares of Class A common stock as a result of the exercise of the September Pre-Funded Warrants.
March 2024 Securities Purchase Agreement
On March 4, 2024, the Company entered into a Securities Purchase Agreement, with an investor, pursuant to which the Company issued and sold to the investor in a registered direct offering (the “March Offering”), (i) an aggregate of 1,320,000 shares of the Company’s Class A common stock at a purchase price of $0.87 per share, and (ii) pre-funded warrants (the “March Pre-Funded Warrants”) to purchase 3,304,280 shares of the Company’s Class A common stock and (iii) warrants to purchase 4,624,280 shares of Class A Stock (the “March Warrants”).
The purchase price of each March Pre-Funded Warrant was equal to the price per share of Class A common stock being sold in the March Offering minus $0.00001. The March Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable any time after the issuance, and will not expire until exercised. The March Warrants have an exercise price per share of Class A common stock equal to $0.74 per share and will expire five years from the date of issuance. The March Offering closed on March 7, 2024.
The Company received aggregate gross proceeds from the March Offering of approximately $4.0 million, before deducting estimated issuance costs of $0.5 million. Net proceeds of $3.5 million from the March Offering was recorded to additional paid-in-capital. Both the March Pre-Funded Warrants and the March Warrants meet the requirements for equity classification.
The Company estimated the fair value of the March Pre-Funded Warrants based on the fair value of the Company’s Class A common stock from the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the March Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	95.00%
Risk-free rate	4.33%
Dividend yield	—%

In connection with the March Offering, the Company also agreed to amend the January Warrants to purchase up to an aggregate of 3,687,000 shares of Class A common stock at an exercise price of $0.96 per share (the “January Modified Warrants”). Prior to amendment, the January Modified Warrants had a termination date of January 17, 2029. Upon shareholder approval of the amendment, the January Modified Warrants had a reduced exercise price of $0.74 per share and a termination date of June 28, 2029.
The Company estimated the fair value of the January Modified Warrants immediately before and after modification using the Black-Scholes valuation model and determined an incremental increase in fair value of approximately $0.1 million. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the January Modified Warrants was accounted for as an additional equity issuance cost for the January Offering, which was recorded to additional paid-in-capital. The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.87	5.00
Volatility	95.00%	95.00%
Risk-free rate	4.22%	4.21%
Dividend yield	—%	—%

Subsequent to the March Offering, during the nine months ended September 30, 2024, the Company issued 3,304,280 shares of Class A common stock as a result of all of the March Pre-Funded Warrants being exercised and the Company received an immaterial amount of cash proceeds.
January 2024 Securities Purchase Agreement
On January 12, 2024, the Company entered into a Securities Purchase Agreement, with an investor, pursuant to which the Company issued and sold to the investor in a registered direct offering (the “January Offering”), (i) an aggregate of 900,000 shares of the Company’s Class A common stock at a purchase price of $1.09 per share, (ii) pre-funded warrants (the “January Pre-Funded Warrants”) to purchase 2,787,000 shares of the Company’s Class A common stock and (iii) warrants to purchase 3,687,000 shares of Class A common stock (the “January Warrants”).
The purchase price of each January Pre-Funded Warrant was equal to the price per share of Class A common stock being sold in the January Offering minus $0.00001. The January Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable any time after the issuance, and will not expire until exercised. The January Warrants have an exercise price per share of Class A common stock equal to $0.96 per share and will expire five years from the date of issuance. The January Offering closed on January 17, 2024.
The Company received aggregate gross proceeds from the January Offering of approximately $4.0 million, before deducting estimated issuance costs of $0.4 million. Net proceeds of $3.6 million from the January Offering was recorded to additional paid-in-capital. Both the January Pre-Funded Warrants and the January Warrants meet the requirements for equity classification.
The Company estimated the fair value of the January Pre-Funded Warrants based on the fair value of the Company’s Class A common stock on the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the January Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	97.50%
Risk-free rate	4.02%
Dividend yield	—%

In connection with the January Offering, the Company also agreed, subject to certain conditions and procedures, to amend each of the warrants issued in November 2023 to purchase up to an aggregate of 5,808,538 shares of Class A common stock at an exercise price of $3.86 per share (the “November Modified Warrants”). Prior to amendment, the November Modified Warrants had a termination date of November 9, 2028. The November Modified Warrants were amended on May 9, 2024, to have a reduced exercise price of $0.54 per share and a termination date of May 9, 2029.
The Company estimated the fair value of the November Modified Warrants immediately before and after modification using the Black-Scholes valuation model and determined an incremental increase in fair value of approximately $1.2 million. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the November Modified Warrants was accounted for as an additional equity issuance cost for the January Offering, which was recorded to additional paid-in-capital. The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.83	5.00
Volatility	97.50%	97.50%
Risk-free rate	3.85%	3.84%
Dividend yield	—%	—%

Subsequent to the January Offering, during the nine months ended September 30, 2024, the Company issued 2,787,000 shares of Class A common stock as a result of all of the January Pre-Funded Warrants being exercised and the Company received an immaterial amount of cash proceeds.
Co-Founder Divestment and Stock Repurchase Agreements
In accordance with the NSA and pursuant to stock repurchase agreements entered into with the Company, the Co-Founders sold 100% of their respective equity interests in the Company on June 30, 2021. The Company paid an aggregate of $40.0 million to the Co-Founders following the Business Combination, and an additional payment of an aggregate of $10.0 million was payable after cumulative business combination or capital raising transactions resulted in cash proceeds to the Company of no less than $250.0 million.
As a result of the February Offering on February 27, 2023, the Company raised $10.0 million of gross cash proceeds through the sale of securities which, together with the $247.3 million raised in the Business Combination and other capital raising activities, triggered the $10.0 million obligation under the stock repurchase agreements. In March 2023, the Company paid the Co-Founders $10.0 million to pay off the liability.
Public and Private Warrants
As of September 30, 2024, the Company had Public and Private Warrants outstanding to purchase 172,500 shares and 225,450 shares of Class A common stock, respectively, related to the Business Combination. The warrants entitle the registered holder to purchase stock at a price of $575.00 per share, subject to adjustment, at any time commencing on August 12, 2021. The Public and Private Warrants expire on the fifth anniversary of the Business Combination, or earlier upon redemption or liquidation.
The Private Warrants assumed in connection with the Business Combination are accounted for as a derivative liability. The Public Warrants and the legacy outstanding Private Warrants were recorded as equity within the condensed consolidated statements of stockholders' equity.
Contingent Sponsor Earnout Shares
As a result of the Business Combination, the Company modified the terms of 28,750 shares of Class A common stock held by SRAC’s sponsor (the “Sponsor Earnout Shares”), such that all such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $625.00, two thirds of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $750.00, and one third of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $875.00, in each case, prior to the fifth anniversary of the Business Combination. Certain events which change the number of outstanding shares of Class A common stock, such as a split, combination, or recapitalization, among other potential events, will equitably adjust the target vesting prices above. The Sponsor Earnout Shares may not be transferred without the Company’s consent until the shares vest.
The Sponsor Earnout Shares are recorded within equity. Due to the contingently forfeitable nature of the shares, the Sponsor Earnout Shares are excluded from basic EPS calculations but are considered potentially dilutive shares for the purposes of diluted EPS (refer to Note 11).

Note 9. Stockholders’ Equity
Common Stock and Preferred Stock
Effective August 22, 2023, the Company’s stockholders approved a 1-for-50 reverse stock split of the Company’s Class A common stock. As a result of the reverse stock split, every 50 shares of Class A common stock issued and outstanding on August 22, 2023, were automatically combined into one share of Class A common stock. Any fractional shares resulting from the reverse stock split were rounded up to the next nearest whole share of Class A common stock.
To effectuate the reverse stock split, the Company filed a certificate of amendment to the Second Amended and Restated Certificate of Incorporation. As a result of the reverse stock split, there was no change to par value and the total number of authorized shares of Class A common stock.
Pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, as amended, the Company is authorized and has available a total of 274,312,500 shares of stock, consisting of (i) 250,000,000 shares of Class A common stock, par value $0.00001 per share, (ii) 4,312,500 shares of Class B common stock, par value $0.00001 per share, and (iii) 20,000,000 shares of preferred stock, par value $0.00001 per share.
Warrant Inducement Agreement
On November 6, 2023, the Company entered into a warrant inducement agreement with an investor. Pursuant to the warrant inducement agreement, the Company agreed to issue new warrants to purchase up to 5,808,538 shares of the Company’s Class A common stock, with a strike price of $3.86 per share (the “November Warrants”), in consideration of the investor’s agreement to exercise the 672,948, 231,321, and 2,000,000 of Series A Warrants, February Class A Warrants, and October Warrants, respectively. The November Warrants will be exercisable immediately after issuance and will expire five years from the date of issuance. The transactions contemplated by the warrant inducement agreement closed on November 9, 2023.
The Company estimated the fair value of the November Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

November Warrants
Warrant term (years)	5.00
Volatility	86.00%
Risk-free rate	4.60%
Dividend yield	0.00%

In connection with the warrant inducement agreement, on November 9, 2023 when the transaction closed, the investor paid gross proceeds of approximately $6.5 million, before deducting offering fees and other expenses of $0.5 million payable by the Company, representing the exercise price of $2.00 per share for the 2,904,269 shares of Class A common stock issuable upon the exercise of the Series A Warrants, February Class A Warrants, and October Warrants (collectively, the “Induced Warrants”), plus an additional $0.25 consideration per share. Net proceeds of $6.0 million from the exercise of the Induced Warrants was recorded to additional paid-in capital. The additional $0.25 of consideration per share represented a modification of the Induced Warrants.
The Company estimated the fair value of the Induced Warrants immediately before and after modification using the Black-Scholes valuation model and determined an incremental increase in fair value of approximately $0.5 million. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the Induced Warrants was accounted for as an additional equity issuance cost for the warrant inducement, which was recorded to additional paid-in capital. The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Induced Warrants
	Before Modification	After Modification
Warrant term (years)	4.91	4.91
Volatility	89.00%	89.00%
Risk-free rate	4.55%	4.55%
Dividend yield	0.00%	0.00%

On November 8, 2023, only 1,188,269 shares of Class A common stock were delivered to the investor due to beneficial ownership limitations on the exercise of the Series A Warrants, February Class A Warrants and October Warrants. The remaining 1,716,000 shares were subsequently delivered to the investor, in accordance with the beneficial ownership limitations in the respective warrant agreements, during the year ended December 31, 2023.
October 2023 Securities Purchase Agreement
On October 2, 2023, the Company entered into a Securities Purchase Agreement (the “October SPA”) with an investor, pursuant to which the Company issued and sold to the investor in a registered direct offering (the “October Offering”), (i) an aggregate of 290,000 shares of the Company’s Class A common stock at a purchase price of $2.00 per share, (ii) pre-funded warrants (the “October Pre-Funded Warrants”) to purchase an aggregate of 1,710,000 shares of Class A common stock and (iii) warrants to purchase 2,000,000 shares of Class A common stock (the “October Warrants”). The purchase price of each October Pre-Funded Warrant was equal to the price per share of Class A common stock being sold in the Offering minus $0.00001. The October Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable at any time after the issuance, subject to the availability of authorized but unissued shares of Class A common stock, and will not expire until exercised. The October Warrants have an exercise price of $2.00 and are exercisable at any time after issuance, subject to the availability of authorized but unissued shares of Class A common stock. The October Warrants will expire five years from the date of issuance.
The Company received aggregate gross proceeds from the October Offering of approximately $4.0 million, before deducting estimated issuance costs of $0.4 million, in connection with the October Offering. Net proceeds of $3.6 million from the October Offering was recorded to additional paid-in capital. Both the October Pre-Funded Warrants and the October Warrants met the requirements for equity classification.
The Company estimated the fair value of the October Pre-Funded Warrants based on the fair value of the Company’s Class A common stock on the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the October Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

October Warrants
Warrant term (years)	5.00
Volatility	92.00%
Risk-free rate	4.67%
Dividend yield	0.00%

In connection with the October Offering, the Company also agreed to amend each of the Series A Warrants, Series B Warrants, and February Class A Warrants (collectively, the “Modified Warrants”) to purchase up to an aggregate of 672,948, 672,948, and 231,321 shares of Class A common stock, respectively, at an exercise price of $7.18 per share. Prior to amendment, the Series A Warrants and February Class A Warrants had a termination date of September 11, 2028 and the Series B Warrants had a termination date of September 11, 2024. Upon amendment, each of the Series A Warrants, Series B Warrants, and February Class A Warrants will have a reduced exercise price of $2.00 per share and a termination date of October 4, 2028.
The Company estimated the fair value of the Modified Warrants immediately before and after modification using the Black-Scholes valuation model and determined an incremental increase in fair value of approximately $1.0 million. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the Modified Warrants was accounted for as an additional equity issuance cost for the October Offering, which was recorded to additional paid-in capital. The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification		After Modification
	February Class A Warrants and Series A Warrants	Series B Warrants	Modified Warrants
Warrant term (years)	4.94	0.95	5.01
Volatility	88.00%	86.00%	89.00%
Risk-free rate	4.55%	5.39%	4.67%
Dividend yield	0.00%	0.00%	0.00%

On October 4, 2023, the Company issued 672,948 shares of Class A common stock as a result of the exercise of the Series B Warrants and received cash proceeds of approximately $1.3 million.
Subsequent to the October Offering, during the year ended December 31, 2023, the Company issued 1,710,000 shares of Class A common stock as a result of all of the October Pre-Funded Warrants being exercised and the Company received an immaterial amount of cash proceeds.
September 2023 Securities Purchase Agreement
On September 7, 2023, the Company entered into a Securities Purchase Agreement (the “September SPA”) with an investor, pursuant to which the Company issued and sold to the investor in a registered offering (the “September Offering”), (i) an aggregate of 210,000 shares of the Company’s Class A common stock at a purchase price of $7.43 per share, (ii) pre-funded warrants (the “September Pre-Funded Warrants”) to purchase an aggregate of
462,948 shares of Class A common stock and (iii) Series A warrants to purchase 672,948 shares of Class A common stock (the “Series A Warrants”), and (iv) Series B warrants to purchase 672,948 shares of Class A common stock (the “Series B Warrants” together with the Series A Warrants, the “September Warrants”).
The purchase price of each September Pre-Funded Warrant was equal to the price per share of Class A common stock being sold in the Offering minus $0.00001. The September Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable at any time after the issuance, subject to the availability of authorized but unissued shares of Class A common stock, and will not expire until exercised. The September Warrants have an exercise price of $7.18 and are exercisable at any time after issuance, subject to the availability of authorized but unissued shares of Class A common stock. 672,948 of the September Warrants will expire on September 11, 2028 (the Series A Warrants) and 672,948 of the September Warrants will expire on September 11, 2024 (the Series B Warrants).
The Company received aggregate gross proceeds from the September Offering of approximately $5.0 million, before deducting estimated issuance costs of $0.4 million, in connection with the September Offering. Net proceeds of $4.6 million from the September Offering was recorded to additional paid-in capital. Both the September Pre-Funded Warrants and the September Warrants met the requirements for equity classification.
The Company estimated the fair value of the September Pre-Funded Warrants based on the fair value of the Company’s Class A common stock on the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the September Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Series A Warrants	Series B Warrants
Warrant term (years)	5.00	1.00
Volatility	85.00%	79.00%
Risk-free rate	4.35%	5.33%
Dividend yield	0.00%	0.00%

In connection with the September Offering, the Company also agreed to amend the February Class A Warrants to purchase up to an aggregate of 231,321 shares of Class A common stock at an exercise price of $57.50 per share with a termination date of August 27, 2028 (see discussion of the February Offering below). Upon amendment, the February Class A Warrants exercise price was reduced to $7.18 per share and the termination date was extended to September 11, 2028.
The Company estimated the fair value of the February Class A Warrants immediately before and after modification using the Black-Scholes valuation model and determined an incremental increase in fair value of approximately $0.6 million. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the February Class A Warrants was accounted for as an additional equity issuance cost for the September Offering, which was recorded to additional paid-in capital. The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification	After Modification
Warrant term (years)	4.97	5.01
Volatility	84.00%	85.00%
Risk-free rate	4.40%	4.33%
Dividend yield	0.00%	0.00%

Subsequent to the September Offering, during the year ended December 31, 2023, the Company issued 462,948 shares of Class A common stock as a result of all of the September Pre-Funded Warrants being exercised and the Company received an immaterial amount of cash proceeds.
February 2023 Securities Purchase Agreement
On February 23, 2023, the Company entered into a Securities Purchase Agreement (the “February SPA”) with an investor, pursuant to which the Company issued and sold to the investor in a registered offering (the “February Offering”), (i) an aggregate of 187,920 shares of the Company’s Class A common stock at a purchase price of $43.23 per share, (ii) pre-funded warrants (the “February Pre-Funded Warrants”) to purchase an aggregate of 43,401 shares of Class A Stock and (iii) warrants to purchase 231,321 shares of Class A Stock (the “February Class A Warrants”).
The purchase price of each February Pre-Funded Warrant was equal to the price per share of Class A common stock being sold in the February Offering minus $0.00001. The February Pre-Funded Warrants have an exercise price of $0.00001 per share and are exercisable at any time after the issuance, subject to the availability of authorized but unissued shares of Class A common stock, and will not expire until exercised. The February Class A Warrants have an exercise price of $57.50 per share and exercisable beginning on August 27, 2023, subject to the availability of authorized but unissued shares of Class A common stock, and will expire August 27, 2028.
The Company received aggregate gross proceeds from the February Offering of approximately $10.0 million, before deducting estimated issuance costs of $0.7 million, in connection with the February Offering. Net proceeds of $9.3 million from the February Offering was recorded to additional paid-in capital. Both the February Pre-Funded Warrants and the February Class A Warrants met the requirements for equity classification.
The Company estimated the fair value of the February Pre-Funded Warrants based on the fair value of the Company’s Class A common stock on the issuance date, less the $0.00001 exercise price. The Company estimated the fair value of the February Class A Warrants using the Black-Scholes valuation model. The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.51
Volatility	85.00%
Risk-free rate	4.03%
Dividend yield	0.00%

Subsequent to the February SPA, during the year ended December 31, 2023, the Company issued 43,401 shares of Class A common stock as a result of all of the February Pre-Funded Warrants being exercised and the Company received an immaterial amount of cash proceeds.
Co-Founder Divestment and Stock Repurchase Agreements
In accordance with the NSA and pursuant to stock repurchase agreements entered into with the Company, the Co-Founders sold 100% of their respective equity interests in the Company on June 30, 2021. The Company paid an aggregate of $40.0 million to the Co-Founders following the Business Combination, and an additional payment of an aggregate of $10.0 million was payable after cumulative business combination or capital raising transactions resulted in cash proceeds to the Company of no less than $250.0 million.
As a result of the February Offering on February 27, 2023, the Company raised $10.0 million of gross cash proceeds through the sale of securities which, together with the $247.3 million raised in the Business Combination and other capital raising activities, triggered the $10.0 million obligation under the stock repurchase agreements. In March 2023, the Company paid the Co-Founders $10.0 million to pay off the liability.
Public and Private Warrants
As of December 31, 2023, the Company had Public and Private Warrants outstanding to purchase 172,500 shares and 225,450 shares of Class A common stock, respectively, related to the Business Combination. The warrants entitle the registered holder to purchase stock at a price of $575.00 per share, subject to adjustment, at any time commencing on August 12, 2021. The Public and Private Warrants expire on the fifth anniversary of the Business Combination, or earlier upon redemption or liquidation.
The Company also had private warrants outstanding to purchase 6,171 shares of Class A common stock, with an exercise price of $10.00 per share, unrelated to the Business Combination, which were exercised on a net basis for 5,563 shares during the three months ended March 31, 2022.
The Private Warrants assumed in connection with the Business Combination are accounted for as a derivative liability and a decrease of the estimated fair value of the warrants of $0.6 million and $5.2 million for the years ended
December 31, 2023 and 2022, respectively, was recorded in other income (expense) within the consolidated statements of operations. The Public Warrants and the legacy outstanding Private Warrants were recorded as equity within the consolidated statements of stockholders’ equity.
Contingent Sponsor Earnout Shares
As a result of the Business Combination, the Company modified the terms of 28,750 shares of Class A common stock held by SRAC’s sponsor (the “Sponsor Earnout Shares”), such that all such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $625.00, two thirds of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $750.00, and one third of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $875.00, in each case, prior to the fifth anniversary of the Business Combination. Certain events which change the number of outstanding shares of Class A common stock, such as a split, combination, or recapitalization, among other potential events, will equitably adjust the target vesting prices above. The Sponsor Earnout Shares may not be transferred without the Company’s consent until the shares vest.
The Sponsor Earnout Shares are recorded within equity. Due to the contingently forfeitable nature of the shares, the Sponsor Earnout Shares are excluded from basic EPS calculations but are considered potentially dilutive shares for the purposes of diluted EPS (refer to Note 11).
At-The-Market Offering
On September 28, 2022, Momentus entered into an At-the-Market Equity Offering Sales Agreement with a sales agent (the “ATM Sales Agreement”). Pursuant to the ATM Sales Agreement, the Company may from time to time sell, through the sales agent using at-the-market (“ATM”) offerings, shares of Class A common stock up to an aggregate offer price of $50.0 million. Under the ATM Sales Agreement, the sales agent will be entitled to compensation at a commission rate of up to 3.0% of the gross sales price per share sold.
During the year ended December 31, 2023 there were no sales under the ATM Sales Agreement. Due to the delay in any sales under the at-the-market offering program, during the year ended December 31, 2023, $0.3 million of previously deferred offering costs were written off to other expenses.